Income taxes - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Income Tax Expenses [Line Items]
Canadian enacted statutory rate (percent)	26.50%		26.50%
Income tax benefit	$ 5,228	$ 55,958	$ 16,531	$ 31,257
Renewable Energy Credits
Income Tax Expenses [Line Items]
Income tax benefit	17,160	$ 8,095	20,463	$ 20,505
Tax credits	55,231		55,231		$ 0
Solar Facility
Income Tax Expenses [Line Items]
Income tax benefit	$ 10,372		10,372
Minimum
Income Tax Expenses [Line Items]
Deferred tax asset, increase (decrease), amount			151,759
Maximum
Income Tax Expenses [Line Items]
Deferred tax asset, increase (decrease), amount			$ 152,705